RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Compensation [Member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The table below details, on an aggregated basis, key management personnel compensation:

	2018 £m	2017 £m	2016 £m
Compensation
Salaries and other short-term benefits	14	13	17
Post-employment benefits	–	–	–
Share-based payments	18	22	23
Total compensation	32	35	40

Defined benefit plans [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2018 million	2017 million	2016 million
Share option plans
At 1 January	1	3	9
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	3
Exercised/lapsed (includes entitlements of former key management personnel)	(1)	(2)	(9)
At 31 December	–	1	3

	2018 million	2017 million	2016 million
Share plans
At 1 January	82	65	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	39	37	29
Exercised/lapsed (includes entitlements of former key management personnel)	(37)	(20)	(46)
At 31 December	84	82	65

Loans and receivables, category [member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]	The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2018 £m	2017 £m	2016 £m
Loans
At 1 January	2	4	5
Advanced (includes loans of appointed key management personnel)	1	1	3
Repayments (includes loans of former key management personnel)	(1)	(3)	(4)
At 31 December	2	2	4

Deposits Placed [Member]
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Disclosure of information about key management personnel [text block]
	2018 £m	2017 £m	2016 £m
Deposits
At 1 January	20	12	13
Placed (includes deposits of appointed key management personnel)	33	41	41
Withdrawn (includes deposits of former key management personnel)	(33)	(33)	(42)
At 31 December	20	20	12